OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Lessor, Operating Lease, Payments to be Received, Maturity
The minimum contractual future rentals represent revenues to be recognized on a straight line basis for each of the following periods, as of December 31, 2019:

Year ending December 31, (in thousands of $)	Total
2020	261,950
2021	262,779
2022	229,597
2023	136,696
2024 and thereafter	137,344
Total	1,028,366

Operating Lease, Lease Income
The components of operating lease income were as follows:

(in thousands of $)	2019
Operating lease income	291,806
Variable lease income (1)	2,148
Total operating lease income	293,954

(1)‘Variable lease income’ is excluded from lease payments that comprise the minimum contractual future revenues from non-cancellable leases.